Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

							Value of Initial Fixed $100 Investment Based on:
Year	Summary Compensation Table (SCT) Total for PEO1 1	Compensation Actually Paid to PEO1 2	Summary Compensation Table (SCT) Total for PEO2 1	Compensation Actually Paid to PEO2 2	Average SCT Total for Non-PEO NEOs 1	Average Compensation Actually Paid to Non-PEO NEOs 3	TSR	Peer Group TSR 4	Net Income (in millions)	SOI (Company- Selected Measure) (in millions) 5

2024	$25,706,039	$32,783,193	$18,256,958	$10,045,072	$4,752,047	$2,555,429	$58.56	$80.91	$60	$1,318

2023			14,740,302	16,802,641	5,336,338	5,688,099	93.18	104.54	(687)	968

2022			10,317,348	(11,700,294)	3,264,573	(2,598,280)	66.05	104.59	209	1,276

2021			21,415,578	39,794,054	6,743,039	11,818,873	138.73	142.18	780	1,288

2020			16,003,113	13,870,027	4,333,433	4,338,563	70.99	117.51	(1,250)	(14)

1	The named executives included in the above table were:

Year	Principal Executive Officer (PEO)	Non-PEO Named Executives

2024	Richard Kramer (PEO2); Mark Stewart (PEO1)	Ms. Zamarro and Messrs. Delaney, Phillips, Helsel, and McClellan

2023	Richard Kramer	Ms. Zamarro and Messrs. Wells, McClellan and Delaney

2022	Richard Kramer	Messrs. Wells, McClellan, Delaney, Phillips and Patterson

2021	Richard Kramer	Messrs. Wells, McClellan, Delaney and Patterson

2020	Richard Kramer	Messrs. Wells, McClellan, Delaney and Patterson

2
The following table sets forth the adjustments made to the SCT Total for PEO1 and PEO2 during 2024 to determine compensation actually paid (CAP) to such PEO, with “fair value” calculated in accordance with ASC Topic 718 as of the end of the specified period:

	PEO1	PEO2

SCT Total for PEO	$25,706,039	$18,256,958

Deduct aggregate change in actuarial present value of accumulated benefit under pension plans reported in the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column of the SCT	—	(3,068,287)

Add “service cost” for pension plans a	—	864,154

Add “prior service cost” for pension plans b	—	—

Deduct amounts reported under “Stock Awards” Column of the SCT	(16,798,406)	(1,241,883)

Deduct amounts reported under “Option Awards” Column of the SCT	—	—

Add the fair value of awards granted in the covered year that remain outstanding and unvested as of covered year-end c	19,595,567	582,547

Add (Subtract) change in fair value of awards granted in any prior year that remain outstanding and unvested as of the covered year-end d	—	(2,880,456)

Add the fair value of awards granted and vested during the covered year e	4,279,993	370,440

Add (Subtract) change in fair value from prior year-end to vesting date of awards granted in any prior year that vested during the covered year f	—	(2,838,401)

Subtract fair value of awards granted in any prior year that were forfeited or failed to vest during the covered year	—	—

Add dividends on unvested awards paid during the covered year	—	—

Add incremental fair value of awards modified during the covered year	—	—

Compensation Actually Paid:	32,783,193	10,045,072

a	Service cost is actuarially determined for services rendered during the covered year.

b	There were no plan amendments or initiations during the covered year.

c
For Mr. Stewart in 2024, the value includes the fair value of the 2024 RSU awards, the 2024 PSU replacement award, the portion of the 2024-2025 PSU replacement award related to the one-year
2024 performance period and the portions of the 2024-2026 PSU award related to the one-year
2024 performance period and three-year performance period ending December 31, 2026. For Mr. Kramer in 2024, the value includes the fair value of 1/3 of the 2023-2025 PSU award with respect to the one-year
2024 performance period. The values do not necessarily correspond to the actual value that will be received by the executive officers upon vesting.

d
For Mr. Stewart in 2024, there were no prior year awards to revalue. For Mr. Kramer in 2024, the value includes the change in fair value of the 2022 RSU award, 2023 RSU award and 1/3 of the 2023-2025 PSU award with respect to the 2023 performance period. The values do not necessarily correspond to the actual value that will be received by the executive officers upon vesting.

e
For Mr. Stewart in 2024, the value includes the value of the Common Stock replacement award granted upon hire. For Mr. Kramer in 2024, the value includes 1/3 of the 2022-2024 PSU award with respect to the 2024 performance period.

f
For Mr. Stewart in 2024, there were no prior year awards vested in 2024. For Mr. Kramer in 2024, the value includes the 2021 RSU award, the 2021 Value Creation Plan PSU award, 2/3 of the 2022-2024 PSU award with respect to the 2022 and 2023 performance periods and 1/4 of the 2020 non-qualified
stock option award.

3
The following table sets forth the adjustments made to the Average SCT Total for
Non-PEO
NEOs during 2024 to determine the average CAP to the
Non-PEO
NEOs, with “fair value” calculated in accordance with ASC Topic 718 as of the end of the specified period:

Covered Year 2024

Average SCT Total for non-PEO NEOs	$4,752,047

Deduct aggregate change in actuarial present value of accumulated benefit under pension plans reported in the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column of the SCT	(1,047,481)

Add “service cost” for pension plans a	255,636

Add “prior service cost” for pension plans b	—

Deduct amounts reported under “Stock Awards” Column of the SCT	(1,088,805)

Deduct amounts reported under “Option Awards” Column of the SCT	—

Add the fair value of awards granted in the covered year that remain outstanding and unvested as of covered year-end c	713,102

Add (Subtract) change in fair value of awards granted in any prior year that remain outstanding and unvested as of the covered year-end d	(636,775)

Add the fair value of awards granted and vested during the covered year e	59,990

Add (Subtract) change in fair value from prior year-end to vesting date of awards granted in any prior year that vested during the covered year f	(452,285)

Subtract fair value of awards granted in any prior year that were forfeited or failed to vest during the covered year	—

Add dividends on unvested awards paid during the covered year	—

Add incremental fair value of awards modified during the covered year	—

Compensation Actually Paid:	2,555,429

a	Service cost is actuarially determined for services rendered during the covered year.

b	There were no plan amendments or initiations during the covered year.

c
For 2024, the value includes the fair value of the 2024 RSU awards, the portions of the 2024-2026 PSU award related to the one-year
2024 performance period and three-year performance period ending December 31, 2026 and 1/3 of the 2023-2025 PSU award with respect to the one-year
2024 performance period. The values do not necessarily correspond to the actual value that will be received by the executive officers upon vesting.

d
For 2024, the value includes the change in fair value of the 2022 RSU awards, 2023 RSU awards and 1/3 of the 2023-2025 PSU awards with respect to the 2023 performance period. The values do not necessarily correspond to the actual value that will be received by the executive officers upon vesting.

e	For 2024, the value includes 1/3 of the 2022-2024 PSU award with respect to the 2024 performance period.

f
For 2024, the value includes the 2021 RSU award, the 2021 Value Creation Plan PSU award, 2/3 of the 2022-2024 PSU award with respect to the 2022 and 2023 performance periods and portions of the 2020 non-qualified
stock option award.

4	Dow Jones US Auto Parts Index

5
We determined total segment operating income (SOI) to be the most important financial performance measure used to link company performance to Compensation Actually Paid to our NEOs in 2024. Total Segment Operating Income is the sum of the individual strategic business units’ (SBUs’) Segment Operating Income as determined in accordance with U.S. GAAP. This performance measure may not have been the most important financial performance measure for years 2023, 2022, 2021 and 2020, and we may determine a different financial performance measure to be the most important financial performance measure in future years.

Company Selected Measure Name	SOI
Named Executive Officers, Footnote
1	The named executives included in the above table were:

Year	Principal Executive Officer (PEO)	Non-PEO Named Executives

2024	Richard Kramer (PEO2); Mark Stewart (PEO1)	Ms. Zamarro and Messrs. Delaney, Phillips, Helsel, and McClellan

2023	Richard Kramer	Ms. Zamarro and Messrs. Wells, McClellan and Delaney

2022	Richard Kramer	Messrs. Wells, McClellan, Delaney, Phillips and Patterson

2021	Richard Kramer	Messrs. Wells, McClellan, Delaney and Patterson

2020	Richard Kramer	Messrs. Wells, McClellan, Delaney and Patterson

Peer Group Issuers, Footnote	Dow Jones US Auto Parts Index
PEO Total Compensation Amount	$ 25,706,039
PEO Actually Paid Compensation Amount	$ 32,783,193
Adjustment To PEO Compensation, Footnote
2
The following table sets forth the adjustments made to the SCT Total for PEO1 and PEO2 during 2024 to determine compensation actually paid (CAP) to such PEO, with “fair value” calculated in accordance with ASC Topic 718 as of the end of the specified period:

	PEO1	PEO2

SCT Total for PEO	$25,706,039	$18,256,958

Deduct aggregate change in actuarial present value of accumulated benefit under pension plans reported in the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column of the SCT	—	(3,068,287)

Add “service cost” for pension plans a	—	864,154

Add “prior service cost” for pension plans b	—	—

Deduct amounts reported under “Stock Awards” Column of the SCT	(16,798,406)	(1,241,883)

Deduct amounts reported under “Option Awards” Column of the SCT	—	—

Add the fair value of awards granted in the covered year that remain outstanding and unvested as of covered year-end c	19,595,567	582,547

Add (Subtract) change in fair value of awards granted in any prior year that remain outstanding and unvested as of the covered year-end d	—	(2,880,456)

Add the fair value of awards granted and vested during the covered year e	4,279,993	370,440

Add (Subtract) change in fair value from prior year-end to vesting date of awards granted in any prior year that vested during the covered year f	—	(2,838,401)

Subtract fair value of awards granted in any prior year that were forfeited or failed to vest during the covered year	—	—

Add dividends on unvested awards paid during the covered year	—	—

Add incremental fair value of awards modified during the covered year	—	—

Compensation Actually Paid:	32,783,193	10,045,072

a	Service cost is actuarially determined for services rendered during the covered year.

b	There were no plan amendments or initiations during the covered year.

c
For Mr. Stewart in 2024, the value includes the fair value of the 2024 RSU awards, the 2024 PSU replacement award, the portion of the 2024-2025 PSU replacement award related to the one-year
2024 performance period and the portions of the 2024-2026 PSU award related to the one-year
2024 performance period and three-year performance period ending December 31, 2026. For Mr. Kramer in 2024, the value includes the fair value of 1/3 of the 2023-2025 PSU award with respect to the one-year
2024 performance period. The values do not necessarily correspond to the actual value that will be received by the executive officers upon vesting.

d
For Mr. Stewart in 2024, there were no prior year awards to revalue. For Mr. Kramer in 2024, the value includes the change in fair value of the 2022 RSU award, 2023 RSU award and 1/3 of the 2023-2025 PSU award with respect to the 2023 performance period. The values do not necessarily correspond to the actual value that will be received by the executive officers upon vesting.

e
For Mr. Stewart in 2024, the value includes the value of the Common Stock replacement award granted upon hire. For Mr. Kramer in 2024, the value includes 1/3 of the 2022-2024 PSU award with respect to the 2024 performance period.

f
For Mr. Stewart in 2024, there were no prior year awards vested in 2024. For Mr. Kramer in 2024, the value includes the 2021 RSU award, the 2021 Value Creation Plan PSU award, 2/3 of the 2022-2024 PSU award with respect to the 2022 and 2023 performance periods and 1/4 of the 2020 non-qualified
stock option award.

Non-PEO NEO Average Total Compensation Amount	$ 4,752,047	$ 5,336,338	$ 3,264,573	$ 6,743,039	$ 4,333,433
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,555,429	5,688,099	(2,598,280)	11,818,873	4,338,563
Adjustment to Non-PEO NEO Compensation Footnote
3
The following table sets forth the adjustments made to the Average SCT Total for
Non-PEO
NEOs during 2024 to determine the average CAP to the
Non-PEO
NEOs, with “fair value” calculated in accordance with ASC Topic 718 as of the end of the specified period:

Covered Year 2024

Average SCT Total for non-PEO NEOs	$4,752,047

Deduct aggregate change in actuarial present value of accumulated benefit under pension plans reported in the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column of the SCT	(1,047,481)

Add “service cost” for pension plans a	255,636

Add “prior service cost” for pension plans b	—

Deduct amounts reported under “Stock Awards” Column of the SCT	(1,088,805)

Deduct amounts reported under “Option Awards” Column of the SCT	—

Add the fair value of awards granted in the covered year that remain outstanding and unvested as of covered year-end c	713,102

Add (Subtract) change in fair value of awards granted in any prior year that remain outstanding and unvested as of the covered year-end d	(636,775)

Add the fair value of awards granted and vested during the covered year e	59,990

Add (Subtract) change in fair value from prior year-end to vesting date of awards granted in any prior year that vested during the covered year f	(452,285)

Subtract fair value of awards granted in any prior year that were forfeited or failed to vest during the covered year	—

Add dividends on unvested awards paid during the covered year	—

Add incremental fair value of awards modified during the covered year	—

Compensation Actually Paid:	2,555,429

a	Service cost is actuarially determined for services rendered during the covered year.

b	There were no plan amendments or initiations during the covered year.

c
For 2024, the value includes the fair value of the 2024 RSU awards, the portions of the 2024-2026 PSU award related to the one-year
2024 performance period and three-year performance period ending December 31, 2026 and 1/3 of the 2023-2025 PSU award with respect to the one-year
2024 performance period. The values do not necessarily correspond to the actual value that will be received by the executive officers upon vesting.

d
For 2024, the value includes the change in fair value of the 2022 RSU awards, 2023 RSU awards and 1/3 of the 2023-2025 PSU awards with respect to the 2023 performance period. The values do not necessarily correspond to the actual value that will be received by the executive officers upon vesting.

e	For 2024, the value includes 1/3 of the 2022-2024 PSU award with respect to the 2024 performance period.

f
For 2024, the value includes the 2021 RSU award, the 2021 Value Creation Plan PSU award, 2/3 of the 2022-2024 PSU award with respect to the 2022 and 2023 performance periods and portions of the 2020 non-qualified
stock option award.

4	Dow Jones US Auto Parts Index

5
We determined total segment operating income (SOI) to be the most important financial performance measure used to link company performance to Compensation Actually Paid to our NEOs in 2024. Total Segment Operating Income is the sum of the individual strategic business units’ (SBUs’) Segment Operating Income as determined in accordance with U.S. GAAP. This performance measure may not have been the most important financial performance measure for years 2023, 2022, 2021 and 2020, and we may determine a different financial performance measure to be the most important financial performance measure in future years.

Compensation Actually Paid vs. Total Shareholder Return	Compensation Actually Paid and Company TSR

Compensation Actually Paid vs. Net Income	Compensation Actually Paid and Net Income

Compensation Actually Paid vs. Company Selected Measure	Compensation Actually Paid and SOI

Total Shareholder Return Vs Peer Group	Company TSR and Peer Group TSR

Tabular List, Table
REQUIRED TABULAR DISCLOSURE OF MOST IMPORTANT MEASURES
The items listed below represent the most important financial metrics we used to determine executive compensation for 2024 as further described in our Compensation Discussion and Analysis within the sections titled “Annual Compensation” and “Long-Term Compensation.”

Most Important Performance Measures for Determining NEO Pay

SOI

SOI Margin

Free Cash Flow

Adjusted Net Income

Cash Flow Return on Capital

Relative TSR versus Comparison Group

Total Shareholder Return Amount	$ 58.56	93.18	66.05	138.73	70.99
Peer Group Total Shareholder Return Amount	80.91	104.54	104.59	142.18	117.51
Net Income (Loss)	$ 60,000,000	$ (687,000,000)	$ 209,000,000	$ 780,000,000	$ (1,250,000,000)
Company Selected Measure Amount	1,318,000,000	968,000,000	1,276,000,000	1,288,000,000	(14,000,000)
Measure:: 1
Pay vs Performance Disclosure
Name	SOI
Non-GAAP Measure Description	We determined total segment operating income (SOI) to be the most important financial performance measure used to link company performance to Compensation Actually Paid to our NEOs in 2024. Total Segment Operating Income is the sum of the individual strategic business units’ (SBUs’) Segment Operating Income as determined in accordance with U.S. GAAP. This performance measure may not have been the most important financial performance measure for years 2023, 2022, 2021 and 2020, and we may determine a different financial performance measure to be the most important financial performance measure in future years.
Measure:: 2
Pay vs Performance Disclosure
Name	SOI Margin
Measure:: 3
Pay vs Performance Disclosure
Name	Free Cash Flow
Measure:: 4
Pay vs Performance Disclosure
Name	Adjusted Net Income
Measure:: 5
Pay vs Performance Disclosure
Name	Cash Flow Return on Capital
Measure:: 6
Pay vs Performance Disclosure
Name	Relative TSR versus Comparison Group
Richard Kramer [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 18,256,958	$ 14,740,302	$ 10,317,348	$ 21,415,578	$ 16,003,113
PEO Actually Paid Compensation Amount	$ 10,045,072	$ 16,802,641	$ (11,700,294)	$ 39,794,054	$ 13,870,027
PEO Name	Richard Kramer
Mark Stewart [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 25,706,039
PEO Actually Paid Compensation Amount	$ 32,783,193
PEO Name	Mark Stewart
PEO | Richard Kramer [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (3,068,287)
PEO | Richard Kramer [Member] | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	864,154
PEO | Richard Kramer [Member] | Pension Adjustments Prior Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Richard Kramer [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	582,547
PEO | Richard Kramer [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,880,456)
PEO | Richard Kramer [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	370,440
PEO | Richard Kramer [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,838,401)
PEO | Richard Kramer [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Richard Kramer [Member] | Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,241,883)
PEO | Richard Kramer [Member] | Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Richard Kramer [Member] | Dividends on Unvested Awards Paid [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Richard Kramer [Member] | Incremental Fair Value of Awards Modified [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Mark Stewart [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Mark Stewart [Member] | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Mark Stewart [Member] | Pension Adjustments Prior Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Mark Stewart [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	19,595,567
PEO | Mark Stewart [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Mark Stewart [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,279,993
PEO | Mark Stewart [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Mark Stewart [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Mark Stewart [Member] | Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(16,798,406)
PEO | Mark Stewart [Member] | Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Mark Stewart [Member] | Dividends on Unvested Awards Paid [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Mark Stewart [Member] | Incremental Fair Value of Awards Modified [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,047,481)
Non-PEO NEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	255,636
Non-PEO NEO | Pension Adjustments Prior Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	713,102
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(636,775)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	59,990
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(452,285)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,088,805)
Non-PEO NEO | Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Dividends on Unvested Awards Paid [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Incremental Fair Value of Awards Modified [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0